LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Leases
SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of June 30, 2021	As of December 31, 2020
Within 1 year	275,792	295,108
After 1 year but within 5 years	367,376	477,773
Total lease payments	643,168	772,881
Less: imputed interest	(49,168)	(60,793)
Total lease obligations	594,000	712,088
Less: current obligations	(253,847)	(270,556)
Long-term lease obligations	340,153	441,532

SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES

Other information:

	For the six months ended
	June 30, 2021	June 30, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	160,857	73,763
Right-of-use assets obtained in exchange for operating lease liabilities	608,147	97,352
Remaining lease term for operating lease (years)	0.75 to 4.25	1.75 to 2.17
Weighted average discount rate for operating lease	4.75%	4.75%